Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade Payables

	As of December 31,
In thousands of USD	2021	2020	2019
in CHF	2,623	433	455
in USD	1,728	749	281
in EUR	3,981	8,260	2,264
in CAD	4	10	44
in DKK	—	—	3
in GBP	259	38	25
in JPY	—	—	150
Total	8,595	9,490	3,222